Reserves (Details 1)	Dec. 31, 2017 Number $ / shares	Dec. 31, 2016 Number $ / shares	Dec. 31, 2015 Number $ / shares
Number of share options outstanding in share-based payment arrangement | Number	5,200,000	5,850,000	973,800
Number of share options exercisable in share-based payment arrangement | Number	3,900,000
Weighted Average Exercise Price Of Share Options Outstanding | $ / shares	$ 0.35	$ 0.36	$ 0.55
Weighted Average Exercise Price Of Share Options Exercisable | $ / shares	$ 0.35
August 10, 2021 [Member]
Number of share options outstanding in share-based payment arrangement | Number	5,200,000
Number of share options exercisable in share-based payment arrangement | Number	3,900,000
Weighted Average Exercise Price Of Share Options Outstanding | $ / shares	$ 0.35
Weighted Average Exercise Price Of Share Options Exercisable | $ / shares	$ 0.35